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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00630

                           Van Kampen Enterprise Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/04


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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004  (UNAUDITED)



                                                                               NUMBER OF
DESCRIPTION                                                                      SHARES         VALUE

COMMON STOCKS    92.5%
AEROSPACE & DEFENSE    2.3%
Goodrich Corp.                                                                  503,000   $   15,774,080
United Technologies Corp.                                                       216,000       20,170,080
                                                                                          ---------------
                                                                                              35,944,160
                                                                                          ---------------

APPLICATION SOFTWARE    1.5%
SAP AG - ADR (Germany)                                                          617,000       24,032,150
                                                                                          ---------------

BIOTECHNOLOGY    6.2%
Amgen, Inc. (a)                                                                 496,000       28,113,280
Biogen Idec, Inc. (a)                                                           268,000       16,393,560
Celgene Corp. (a)                                                               408,000       23,757,840
Gilead Sciences, Inc. (a)                                                       786,000       29,380,680
                                                                                          ---------------
                                                                                              97,645,360
                                                                                          ---------------

CASINOS & GAMING    0.6%
Harrah's Entertainment, Inc.                                                    171,000        9,059,580
                                                                                          ---------------

COMMUNICATIONS EQUIPMENT    5.5%
ADTRAN, Inc.                                                                    515,500       11,691,540
Andrew Corp. (a)                                                                512,000        6,266,880
Cisco Systems, Inc. (a)                                                         765,000       13,846,500
Comverse Technology, Inc. (a)                                                 1,288,000       24,253,040
QUALCOMM, Inc.                                                                  416,000       16,240,640
Research in Motion, Ltd. (Canada) (a)                                           205,000       15,649,700
                                                                                          ---------------
                                                                                              87,948,300
                                                                                          ---------------

COMPUTER HARDWARE    3.9%
Dell, Inc. (a)                                                                  882,000       31,399,200
International Business Machines Corp.                                           352,000       30,180,480
                                                                                          ---------------
                                                                                              61,579,680
                                                                                          ---------------

COMPUTER STORAGE & PERIPHERALS    2.7%
EMC Corp. (a)                                                                 1,077,000       12,428,580
Lexmark International, Inc., Class A (a)                                        361,000       30,327,610
                                                                                          ---------------
                                                                                              42,756,190
                                                                                          ---------------

CONSTRUCTION & FARM MACHINERY    1.2%
Deere & Co.                                                                     290,100       18,725,955
                                                                                          ---------------


CONSUMER FINANCE    1.6%
American Express Co.                                                            480,000       24,700,800
                                                                                          ---------------

DATA PROCESSING & OUTSOURCING SERVICES    1.2%
Automatic Data Processing, Inc.                                                 471,000       19,461,720
                                                                                          ---------------

DISTILLERS & VINTNERS    0.8%
Brown-Forman Corp., Class B                                                     274,900       12,590,420
                                                                                          ---------------

DIVERSIFIED BANKS    3.6%
Bank of America Corp.                                                           768,000       33,277,440
Wells Fargo & Co.                                                               391,000       23,315,330
                                                                                          ---------------
                                                                                              56,592,770
                                                                                          ---------------

DRUG RETAIL    1.4%
CVS Corp.                                                                       514,000       21,654,820
                                                                                          ---------------

ELECTRONIC EQUIPMENT MANUFACTURERS    0.4%
Mettler-Toledo International, Inc. (Switzerland) (a)                            125,000        5,902,500
                                                                                          ---------------

GENERAL MERCHANDISE STORES    0.7%
Target Corp.                                                                    263,000       11,900,750
                                                                                          ---------------

HEALTH CARE EQUIPMENT    3.6%
Medtronic, Inc.                                                                 553,000       28,700,700
St. Jude Medical, Inc. (a)                                                      167,000       12,570,090
Zimmer Holdings, Inc. (a)                                                       204,000       16,124,160
                                                                                          ---------------
                                                                                              57,394,950
                                                                                          ---------------

HEALTH CARE SERVICES    0.9%
Laboratory Corp. of America Holdings (a)                                        327,000       14,296,440
                                                                                          ---------------

HOTELS    7.4%
Carnival Corp.                                                                  850,000       40,196,500
Marriott International, Inc., Class A                                           781,000       40,580,760
Starwood Hotels & Resorts Worldwide, Inc.                                       777,000       36,068,340
                                                                                          ---------------
                                                                                             116,845,600
                                                                                          ---------------

HOUSEHOLD PRODUCTS    2.8%
Clorox Co.                                                                      150,000        7,995,000
Procter & Gamble Co.                                                            680,000       36,801,600
                                                                                          ---------------
                                                                                              44,796,600
                                                                                          ---------------

HYPERMARKETS & SUPER CENTERS    2.0%
Wal-Mart Stores, Inc.                                                           608,000       32,345,600
                                                                                          ---------------

INDUSTRIAL CONGLOMERATES    4.8%
General Electric Co.                                                          1,334,000       44,795,720
Tyco International, Ltd. (Bermuda)                                            1,035,000       31,733,100
                                                                                          ---------------


                                                                                              76,528,820
                                                                                          ---------------

INDUSTRIAL MACHINERY    1.5%
Danaher Corp.                                                                   264,000       13,537,920
Ingersoll-Rand Co., Class A (Bermuda)                                           149,500       10,161,515
                                                                                          ---------------
                                                                                              23,699,435
                                                                                          ---------------

INTEGRATED OIL & GAS    2.8%
ConocoPhillips                                                                  215,000       17,812,750
Exxon Mobil Corp.                                                               366,000       17,688,780
Total SA - ADR (France)                                                          82,000        8,377,940
                                                                                          ---------------
                                                                                              43,879,470
                                                                                          ---------------

INTEGRATED TELECOMMUNICATION SERVICES    3.5%
Sprint Corp.                                                                  1,378,000       27,739,140
Verizon Communications, Inc.                                                    694,000       27,329,720
                                                                                          ---------------
                                                                                              55,068,860
                                                                                          ---------------

INTERNET SOFTWARE & SERVICES    0.9%
Yahoo!, Inc. (a)                                                                428,800       14,540,608
                                                                                          ---------------

INVESTMENT BANKING & BROKERAGE    1.0%
Merrill Lynch & Co., Inc.                                                       326,000       16,208,720
                                                                                          ---------------

IT CONSULTING & OTHER SERVICES    1.3%
Accenture, Ltd., Class A (Bermuda) (a)                                          790,000       21,369,500
                                                                                          ---------------

MANAGED HEALTH CARE    1.5%
UnitedHealth Group, Inc.                                                        317,000       23,375,580
                                                                                          ---------------

MOVIES & ENTERTAINMENT    3.0%
News Corp., Ltd. - ADR (Australia)                                              255,800        8,408,146
News Corp., Ltd. - ADR (Australia)                                              762,000       23,873,460
Walt Disney Co.                                                                 680,000       15,334,000
                                                                                          ---------------
                                                                                              47,615,606
                                                                                          ---------------

MULTI-LINE INSURANCE    0.8%
American International Group, Inc.                                              191,000       12,986,090
                                                                                          ---------------

OIL & GAS EQUIPMENT & SERVICES    1.1%
Baker Hughes, Inc.                                                              410,000       17,925,200
                                                                                          ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES    1.5%
J.P. Morgan Chase & Co.                                                         580,000       23,043,400
                                                                                          ---------------

PERSONAL PRODUCTS    1.7%
Avon Products, Inc.                                                             419,000       18,301,920
Gillette Co.                                                                    200,000        8,348,000
                                                                                          ---------------
                                                                                              26,649,920
                                                                                          ---------------


PHARMACEUTICALS    8.8%
Allergan, Inc.                                                                  210,000       15,235,500
Eli Lilly & Co.                                                                 276,000       16,573,800
Johnson & Johnson                                                               613,000       34,530,290
Pfizer, Inc.                                                                    507,500       15,529,500
Schering-Plough Corp.                                                         1,849,000       35,241,940
Wyeth                                                                           590,000       22,066,000
                                                                                          ---------------
                                                                                             139,177,030
                                                                                          ---------------

SEMICONDUCTORS    3.7%
Analog Devices, Inc.                                                            335,000       12,991,300
Intel Corp.                                                                     793,000       15,907,580
Linear Technology Corp.                                                         337,000       12,212,880
Texas Instruments, Inc.                                                         801,000       17,045,280
                                                                                          ---------------
                                                                                              58,157,040
                                                                                          ---------------

SOFT DRINKS    1.0%
PepsiCo, Inc.                                                                   319,000       15,519,350
                                                                                          ---------------

SYSTEMS SOFTWARE    3.3%
Adobe Systems, Inc.                                                             421,000       20,826,870
Microsoft Corp.                                                               1,165,000       32,212,250
                                                                                          ---------------
                                                                                              53,039,120
                                                                                          ---------------

TOTAL LONG-TERM INVESTMENTS    92.5%
   (Cost $1,404,883,363)                                                                   1,464,958,094
                                                                                          ---------------

SHORT-TERM INVESTMENTS    7.7%
REPURCHASE AGREEMENT    7.4%

UBS Securities LLC ($117,079,000 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate
of 1.73%, dated 09/30/04, to be sold on 10/01/04 at $117,084,626)                            117,079,000

U.S. GOVERNMENT AGENCY OBLIGATIONS    0.3%
Federal National Mortgage Association ($5,000,000 par,
yielding 1.69%, 11/08/04 maturity) (b)                                                         4,991,081
                                                                                          ---------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $122,070,081)                                                                       122,070,081
                                                                                          ---------------

TOTAL INVESTMENTS    100.2%
   (Cost $1,526,953,444)                                                                   1,587,028,175

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.2%)                                               (2,830,179)
                                                                                          ---------------

NET ASSETS    100.0%                                                                      $1,584,197,996
                                                                                          ---------------


     Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.
ADR  - American Depositary Receipt



     Future Contracts outstanding as of September 30, 2004:


                                                                                              UNREALIZED
                                                                                             APPRECIATION/
                                                                               Contracts     DEPRECIATION

     S & P 500 Index Futures December 2004 (Current Notional Value of
     $278,725 per contract)                                                        287       $   (708,251)
                                                                              ----------     -------------

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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Enterprise Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

By: /s/ James M. Dykas
    ------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: November 19, 2004